Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of income tax expenses
	2020	2019	2018
Current income tax expense	$376,823	$818,799	$1,003,014
Deferred income tax (benefit) expense	(10,381)	2,451	3,014
Total	$366,442	$821,250	$1,006,028

Schedule of deferred tax assets
	As of December 31, 2020	As of December 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$31,852	$19,559
Contingent liabilities	-	-
Net operating loss carryforwards:
PRC	97,192	53,435
HONG KONG	9,654	1,549
	138,698	74,543
Less valuation allowance	(106,846)	(54,984)
Total deferred tax assets	$31,852	$19,559

Schedule of effective income tax rate reconciliation
	December 31, 2020	December 31, 2019	December 31, 2018
PRC statutory tax rate	25%	25%	25.0%
Effect of tax rate differential	-5.2%	-2.2%	-0.3%
Valuation allowance deferred tax	4.9%	2.2%	0.1%
Non-deductible items*	7.2%	8.3%	1.3%
Effective tax rate	31.9%	33.3%	26.1%

Schedule of taxes payable
	December 31, 2020	December 31, 2019
VAT taxes payable	$442,054	$504,673
Income taxes payable	2,272,072	1,696,252
Other taxes payable	8,283	4,686
Total	$2,722,409	$2,205,611